Document and Entity Information	Jul. 10, 2022
Cover [Abstract]
Entity Registrant Name	LA JOLLA PHARMACEUTICAL CO
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000920465
Document Type	8-K
Document Period End Date	Jul. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36282
Entity Tax Identification Number	33-0361285
Entity Address, Address Line One	201 Jones Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	715-3600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	LJPC
Entity Emerging Growth Company	false